UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  X  ];  Amendment Number:
This Amendment (Check only one.):  [ X ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	September 30, 2004

Armstrong Shaw Associates Inc. is amending its Form13F filing because we discovered that the original filing was incorrect because 1) we did not accurately segregate shares for which the firm has sole proxy voting authority and those where the firm has no proxy voting authority, 2) we included Rochester Limited Term NY Muni Fund (LTNYX) and we should not have, and 3) we included the Dreyfus A Bonds Plus fund and we should not have. The Dreyfus Strategic Governments Income fund (closed-end fund, symbol DSI) was merged into the Dreyfus A Bonds Plus fund (open-end fund, symbol DRBDX) in October 2000. Armstrong Shaw continued to include the Dreyfus A Bonds Plus fund in its Form 13F filings after October 2000 even though the security was not required to be included in the filings after the merger was completed.

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.















                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
194345
4587938
SH

SOLE

4068618
0
519320
Allstate Corp.
Common
020002101
201151
4191514
SH

SOLE

3703784
0
487730
American Express Co.
Common
025816109
196981
3827849
SH

SOLE

3389159
0
438690
American International Group
Common
026874107
157736
2319990
SH

SOLE

2062533
0
257457
Anthem Inc.
Common
03674B104
192667
2208217
SH

SOLE

1967227
0
240990
Apache Corp.
Common
037411105
2768
55230
SH

SOLE

11550
0
43680
Bank of America Corp.
Common
060505104
195148
4503766
SH

SOLE

3982346
0
521420
Bank Of New York
Common
064057102
263
9000
SH

SOLE

9000
0
0
Berkshire Hathaway Inc.
Class A
084670108
6932
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
152
14000
SH

SOLE

14000
0
0
BP PLC-SPONS ADR
Sponsored ADR
055622104
359
6236
SH

SOLE

316
0
5920
Bristol Myers Squibb
Common
110122108
227
9580
SH

SOLE

9480
0
100
Cendant Corp.
Common
151313103
183572
8498695
SH

SOLE

7576475
0
922220
ChevronTexaco Corp
Common
166764100
154168
2874128
SH

SOLE

2543288
0
330840
Chubb Corp.
Common
171232101
195724
2784913
SH

SOLE

2474163
0
310750
Citigroup Inc.
Common
172967101
215189
4877363
SH

SOLE

4330873
0
546490
Comcast Corp. Cl A
Class A Spl.
20030N200
223782
8015122
SH

SOLE

7102992
0
912130
ConocoPhillips
Common
20825c104
254
3064
SH

SOLE

136
0
2928
CVS Corp.
Common
126650100
193674
4597056
SH

SOLE

4092316
0
504740
Devon Energy Corp.
Common
25179M103
165440
2329810
SH

SOLE

2086590
0
243220
Dupont De Nemours
Common
263534109
186378
4354623
SH

SOLE

3854586
0
500037
Emerson Electric
Common
291011104
187170
3024244
SH

SOLE

2678014
0
346230
Exelon Corp.
Common
30161n101
206177
5619426
SH

SOLE

4983486
0
635940
Fannie Mae
Common
313586109
214077
3376613
SH

SOLE

2998963
0
377650
FirstEnergy Corp
Common
337932107
114102
2777549
SH

SOLE

2448009
0
329540
Ford Motor Co.
Common
345370860
541
38489
SH

SOLE

28000
0
10489
Freddie Mac
Common
313400301
421
6450
SH

SOLE

6450
0
0
Gannett Inc.
Common
364730101
155077
1851444
SH

SOLE

1643024
0
208420
General Electric
Common
369604103
199813
5950364
SH

SOLE

5272113
0
678251
GlaxoSmithkline PLC-ADR
Sponsored ADR
37733W105
701
16032
SH

SOLE

2276
0
13756
Goldman Sachs Group
Common
38141G104
3683
39500
SH

SOLE

38600
0
900
HCA Inc.
Common
404119109
153807
4031642
SH

SOLE

3594132
0
437510
Honeywell
Common
438516106
137385
3831161
SH

SOLE

3411361
0
419800
J.P. Morgan Chase & Co.
Common
46625h100
437
10997
SH

SOLE

3697
0
7300
Kerr McGee Corp.
Common
492386107
145351
2538881
SH

SOLE

2279221
0
259660
Liberty Media Corp.
Common
530718105
151528
17377114
SH

SOLE

15365456
0
2011658
Lilly (Eli) & Co.
Common
532457108
480
8000
SH

SOLE

8000
0
0
Merrill Lynch
Common
590188108
118411
2381559
SH

SOLE

2110939
0
270620
MGIC Investment
Common
552848103
855
12850
SH

SOLE

12850
0
0
Microsoft Corp.
Common
594918104
231
8360
SH

SOLE

3360
0
5000
Morgan Stanley Dean Witter
Common
617446448
151456
3072122
SH

SOLE

2721452
0
350670
MuniEnhanced Fund
Common
626243109
254
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
639
43900
SH

SOLE

43900
0
0
Nextel Comm. Cl A
Class A
65332V103
130986
5494370
SH

SOLE

4887380
0
606990
Nuveen Insured Municipal Opportunity Fund
Common
670984103
374
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
SH BEN INT
67062F100
275
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
195432
13002768
SH

SOLE

11591458
0
1411310
Pfizer Inc.
Common
717081103
704
23010
SH

SOLE

23010
0
0
Pitney Bowes Inc.
Common
724479100
196297
4451181
SH

SOLE

3959391
0
491790
Pulte Homes Inc.
Common
745867101
109649
1786680
SH

SOLE

1587500
0
199180
SBC Communications
Common
78387G103
228
8776
SH

SOLE

0
0
8776
Time Warner Inc.
Common
887317105
183227
11352350
SH

SOLE

10099330
0
1253020
United Technologies
Common
913017109
166077
1778504
SH

SOLE

1583464
0
195040
Verizon Communications
Common
92343v104
600
15240
SH

SOLE

4200
0
11040
Walt Disney Productions
Common
254687106
298
13200
SH

SOLE

13200
0
0
Washington Mutual
Common
939322103
156281
3999014
SH

SOLE

3559224
0
439790
Whirlpool Corp.
Common
963320106
343
5700
SH

SOLE

5700
0
0
Xerox
Common
984121103
137190
9743630
SH

SOLE

8667260
0
1076370
YUM! Brands
Common
988498101
199527
4907216
SH

SOLE

4359056
0
548160


















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	59

Form 13F Information Table Value Total:	$6,086,993

List of Other Included Managers:

No.	13F File Number	Name

None